Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net earnings (loss) for the year	$ 101,383	$ (426,853)
Other comprehensive income (loss):
Change in fair value of investments in marketable securities	44,437	(19,753)
Income tax expense on change in fair value of investments in marketable securities	(3,449)	0
Actuarial losses on employee benefit plans	(4,476)	(2,163)
Income tax recovery on actuarial losses on employee benefit pension plans	1,021	537
Total other comprehensive income (loss) for the year	37,533	(21,379)
Total comprehensive income (loss) for the year	138,916	(448,232)
Attributable to:
Shareholders of the Company	142,163	(375,203)
Non-controlling interests	(3,247)	(73,029)
Total comprehensive income (loss) for the year	$ 138,916	$ (448,232)